Subsequent Events (Details) - Leju Plan - $ / shares		1 Months Ended	12 Months Ended
	Mar. 29, 2017	Nov. 30, 2013	Dec. 31, 2015
Subsequent Event [Line Items]
Expiration period		10 years
Group's employees | Employees Share Options
Subsequent Event [Line Items]
Options granted for purchase of shares			2,517,000
Expiration period			10 years
Award vesting period			3 years
Group's employees | Employees Share Options | Subsequent events
Subsequent Event [Line Items]
Options granted for purchase of shares	2,135,000
Exercise price of shares granted (in dollars per share)	$ 3.24
Expiration period	10 years
Award vesting period	3 years